Long-term Borrowings, Capital Lease Obligations and License Agreements - Annual Principal Payments on Long-Term Debt (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Required annual principal payments on long-term debt
2018	$ 560,000
2019	40,000
2020	40,000
2021	$ 1,230,000